Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (283)	$ (273)
Impairment losses	(122)	(81)
Derecognition	9	57
Currency translation and other	31	14
Ending balance	(365)	(283)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(173)	(160)
Impairment losses	(115)	(51)
Derecognition	3	26
Currency translation and other	20	12
Ending balance	(265)	(173)
FVOCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(7)	(7)
Ending balance	(7)	(7)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(103)	(106)
Impairment losses	(7)	(30)
Derecognition	6	31
Currency translation and other	11	2
Ending balance	$ (93)	$ (103)